SEGMENTED INFORMATION (Details) - segment	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Corporate Segment
SEGMENTED INFORMATION
Number of operating segments	1
Number of reportable segments	1
Exploration and Development
SEGMENTED INFORMATION
Number of operating segments	3
Number of reportable segments	3
Operating segments
SEGMENTED INFORMATION
Number of operating segments	4	4
Number of reportable segments	4	4